Investment Properties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Properties
17	INVESTMENT PROPERTIES

	2020	2019
	RMB million	RMB million
Cost
At January 1	883	940
Transfer from property, plant and equipment (Note 16)	25	35
Transfer from right-of-use assets (Note 18(a))	11	13
Transfer to property, plant and equipment (Note 16)	(565)	(101)
Transfer to right-of-use assets (Note 18(a))	(91)	(4)

At December 31	263	883

Accumulated depreciation
At January 1	230	216
Transfer from property, plant and equipment (Note 16)	12	12
Transfer from right-of-use assets (Note 18(a))	3	3
Transfer to property, plant and equipment (Note 16)	(140)	(25)
Transfer to right-of-use assets (Note 18(a))	(20)	(1)
Charge for the year (Note 7)	12	25

At December 31	97	230

Net book amount
At December 31	166	653

As at December 31, 2020, the fair value of the investment properties was approximately RMB445 million (2019: RMB1,125 million) according to a valuation performed by an independent professionally qualified valuer.
The investment properties are leased to third parties and related parties under operating leases. Rental income totaling RMB139 million (2019: RMB100 million, 2018: RMB 63 million) was received by the Group during the year in respect of the leases.
As at December 31, 2020,
the
Group had no pledged investment properties (2019: Nil).

Fair value hierarchy
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2020	—	119	326	445

As at December 31, 2019	—	144	981	1,125

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 (2019: Nil).
The fair values of the buildings with comparable market prices have been estimated using significant observable inputs and calculated by adjusted market prices considering the condition and location of the buildings.
The fair values of the buildings without comparable market prices have been estimated by a discounted cash flow valuation model using significant unobservable inputs such as the estimated rental value, rent growth, long term vacancy rate and discount rate.